UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 283,658	$ 200,652
Restricted cash	47	518
Inventory	4,924	6,453
Receivables due from related parties	356	228
Other current assets	20,375	17,040
Total current assets	309,360	224,891
Non-current assets
Derivative instruments	49,862	5,862
Vessels and equipment, net	2,306,352	2,342,165
Other fixed assets	4	3
Total non-current assets	2,356,218	2,348,030
Total assets	2,665,578	2,572,921
Current liabilities
Current portion of long-term debt	75,510	81,472
Derivative instruments	0	4,764
Payables due to related parties	225	348
Accounts payable	2,835	2,016
Other current liabilities	43,432	42,987
Total current liabilities	122,002	131,587
Non-current liabilities
Long-term debt	1,633,703	1,551,947
Total non-current liabilities	1,633,703	1,551,947
Total liabilities	1,755,705	1,683,534
Equity
Share capital (June 30, 2022: 54,110,584 (December 31, 2021: 54,110,584) shares issued, par value $0.10 per share)	5,411	5,411
Treasury shares (June 30, 2022: 967,509 (December 31, 2021: 980,000)	(9,329)	(9,449)
Additional paid in capital	1,189,110	1,189,060
Accumulated deficit	(275,319)	(295,635)
Total equity	909,873	889,387
Total equity and liabilities	$ 2,665,578	$ 2,572,921